Employee Benefit and Stock Incentive Plan - Schedule of Fair Value Assumption (Detail)	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Risk-free interest rate		1.90%
Risk-free interest rate, Minimum	1.73%
Risk-free interest rate, Maximum	2.04%
Expected dividends	0.00%	0.00%
Expected volatility		40.00%
Expected volatility, Minimum	30.00%
Expected volatility, Maximum	40.00%
Expected term (in years)	6 years 6 months	6 years
Weighted-average volatility	36.00%	40.00%